Expense Example - Class R - BLACKROCK INTERNATIONAL DIVIDEND FUND - Class R Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 136
Expense Example, with Redemption, 3 Years	507
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	$ 2,009